Vanguard® 500 Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (8.1%)
*	Alphabet Inc. Class A	139,050,349	14,423,693
*	Alphabet Inc. Class C	121,221,714	12,607,058
*	Meta Platforms Inc. Class A	51,964,121	11,013,276
*	Walt Disney Co.	42,649,919	4,270,536
	Verizon Communications Inc.	98,051,953	3,813,240
	Comcast Corp. Class A	98,213,852	3,723,287
*	Netflix Inc.	10,297,285	3,557,506
	AT&T Inc.	166,413,107	3,203,452
*	T-Mobile US Inc.	13,828,499	2,002,920
	Activision Blizzard Inc.	16,627,161	1,423,119
*	Charter Communications Inc. Class A	2,459,164	879,422
*	Warner Bros Discovery Inc.	51,592,236	779,043
	Electronic Arts Inc.	6,082,159	732,596
	Omnicom Group Inc.	4,733,486	446,557
*	Take-Two Interactive Software Inc.	3,701,508	441,590
	Interpublic Group of Cos. Inc.	9,072,259	337,851
[1]	Paramount Global Class B	11,790,811	263,053
*	Match Group Inc.	6,520,539	250,324
	Fox Corp. Class A	6,871,602	233,978
*	Live Nation Entertainment Inc.	3,326,347	232,844
	News Corp. Class A	11,679,551	201,706
	Fox Corp. Class B	3,286,032	102,886
*	DISH Network Corp. Class A	5,852,568	54,604
	News Corp. Class B	1,428	25
			64,994,566
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	208,134,702	21,498,233
*	Tesla Inc.	62,789,697	13,026,351
	Home Depot Inc.	23,794,345	7,022,187
	McDonald's Corp.	17,099,599	4,781,219
	NIKE Inc. Class B	29,081,509	3,566,556
	Lowe's Cos. Inc.	14,117,884	2,823,153
	Starbucks Corp.	26,832,072	2,794,024
*	Booking Holdings Inc.	905,613	2,402,057
	TJX Cos. Inc.	26,976,943	2,113,913
*	O'Reilly Automotive Inc.	1,455,662	1,235,828
	General Motors Co.	32,560,358	1,194,314
	Ford Motor Co.	91,408,135	1,151,743
*	Chipotle Mexican Grill Inc. Class A	644,989	1,101,828
*	AutoZone Inc.	438,137	1,077,006
	Marriott International Inc. Class A	6,281,682	1,043,010
	Hilton Worldwide Holdings Inc.	6,220,805	876,325

		Shares	Market Value ($000)
	Yum! Brands Inc.	6,536,790	863,379
	Ross Stores Inc.	8,039,789	853,263
	DR Horton Inc.	7,296,728	712,817
*	Aptiv plc	6,325,555	709,664
*	Ulta Beauty Inc.	1,187,918	648,211
	Lennar Corp. Class A	5,856,601	615,587
	Tractor Supply Co.	2,578,785	606,118
	eBay Inc.	12,668,471	562,100
	Genuine Parts Co.	3,290,718	550,570
	Darden Restaurants Inc.	2,841,400	440,872
*	Las Vegas Sands Corp.	7,672,432	440,781
*	NVR Inc.	70,474	392,695
	Garmin Ltd.	3,580,889	361,383
	Best Buy Co. Inc.	4,597,244	359,826
	LKQ Corp.	5,924,804	336,292
*	Expedia Group Inc.	3,451,113	334,862
*	Royal Caribbean Cruises Ltd.	5,124,684	334,642
*	Etsy Inc.	2,935,231	326,779
	MGM Resorts International	7,345,437	326,284
	Pool Corp.	912,248	312,390
	PulteGroup Inc.	5,265,340	306,864
	Domino's Pizza Inc.	826,446	272,620
*	Wynn Resorts Ltd.	2,407,236	269,394
	BorgWarner Inc. (XNYS)	5,465,659	268,419
*	Caesars Entertainment Inc.	5,008,947	244,487
	Tapestry Inc.	5,509,802	237,528
*	Carnival Corp.	23,394,026	237,449
*	CarMax Inc.	3,688,849	237,119
	Bath & Body Works Inc.	5,332,278	195,055
	VF Corp.	7,714,280	176,734
	Advance Auto Parts Inc.	1,383,088	168,197
	Whirlpool Corp.	1,272,437	167,987
	Hasbro Inc.	3,033,878	162,889
*	Norwegian Cruise Line Holdings Ltd.	9,849,763	132,479
*	Mohawk Industries Inc.	1,229,443	123,215
	Ralph Lauren Corp. Class A	961,102	112,132
	Newell Brands Inc.	8,804,975	109,534
	Lennar Corp. Class B	74,560	6,659
			81,225,023
Consumer Staples (7.2%)
	Procter & Gamble Co.	55,077,923	8,189,536
	PepsiCo Inc.	32,154,011	5,861,676
	Coca-Cola Co.	90,865,943	5,636,414
	Costco Wholesale Corp.	10,359,502	5,147,326
	Walmart Inc.	32,739,827	4,827,488
	Philip Morris International Inc.	36,192,725	3,519,743
	Mondelez International Inc. Class A	31,824,851	2,218,829
	Altria Group Inc.	41,685,958	1,860,027
	Target Corp.	10,746,474	1,779,938
	Colgate-Palmolive Co.	19,499,465	1,465,385
	Estee Lauder Cos. Inc. Class A	5,408,639	1,333,013
	General Mills Inc.	13,765,861	1,176,430
	Dollar General Corp.	5,219,726	1,098,544
	Kimberly-Clark Corp.	7,879,630	1,057,604
	Archer-Daniels-Midland Co.	12,772,440	1,017,453
*	Monster Beverage Corp.	17,784,058	960,517
	Sysco Corp.	11,850,748	915,233
	Hershey Co.	3,431,364	872,973

		Shares	Market Value ($000)
	Constellation Brands Inc. Class A	3,790,412	856,216
	Kraft Heinz Co.	18,589,158	718,843
	Kroger Co.	14,207,754	701,437
	Keurig Dr Pepper Inc.	19,838,628	699,907
*	Dollar Tree Inc.	4,854,018	696,794
	Walgreens Boots Alliance Inc.	16,712,448	577,916
	Church & Dwight Co. Inc.	5,693,506	503,363
	McCormick & Co. Inc.	5,853,751	487,091
	Clorox Co.	2,883,786	456,330
	Conagra Brands Inc.	11,127,970	417,967
	Kellogg Co.	5,976,529	400,188
	Tyson Foods Inc. Class A	6,668,489	395,575
	J M Smucker Co.	2,489,799	391,820
	Lamb Weston Holdings Inc.	3,358,882	351,070
	Bunge Ltd.	3,489,894	333,355
	Brown-Forman Corp. Class B	4,269,458	274,398
	Hormel Foods Corp.	6,762,342	269,682
	Campbell Soup Co.	4,680,191	257,317
	Molson Coors Beverage Co. Class B	4,388,656	226,806
			57,954,204
Energy (4.6%)
	Exxon Mobil Corp.	96,140,777	10,542,798
	Chevron Corp.	41,532,157	6,776,387
	ConocoPhillips	28,573,150	2,834,742
	Schlumberger NV	33,156,217	1,627,970
	EOG Resources Inc.	13,713,467	1,571,975
	Marathon Petroleum Corp.	10,599,681	1,429,155
	Valero Energy Corp.	9,000,637	1,256,489
	Pioneer Natural Resources Co.	5,546,952	1,132,909
	Phillips 66	10,879,754	1,102,989
	Occidental Petroleum Corp.	16,975,904	1,059,806
	Hess Corp.	6,478,089	857,310
	Williams Cos. Inc.	28,436,032	849,100
	Kinder Morgan Inc.	46,185,390	808,706
	Devon Energy Corp.	15,261,079	772,363
	Baker Hughes Co. Class A	23,486,374	677,817
	Halliburton Co.	21,106,855	667,821
	ONEOK Inc.	10,434,686	663,020
	Diamondback Energy Inc.	4,290,279	579,917
	Coterra Energy Inc.	18,407,448	451,719
	Targa Resources Corp.	5,284,926	385,535
	Marathon Oil Corp.	14,826,414	355,241
	EQT Corp.	8,569,087	273,440
	APA Corp.	7,505,849	270,661
			36,947,870
Financials (12.8%)
*	Berkshire Hathaway Inc. Class B	42,063,719	12,988,015
	JPMorgan Chase & Co.	68,479,921	8,923,619
	Visa Inc. Class A	37,687,089	8,496,931
	Mastercard Inc. Class A	19,698,006	7,158,452
	Bank of America Corp.	162,946,745	4,660,277
	Wells Fargo & Co.	88,961,550	3,325,383
	Morgan Stanley	30,503,183	2,678,179
	S&P Global Inc.	7,685,672	2,649,789
	Goldman Sachs Group Inc.	7,254,640	2,373,065
	BlackRock Inc.	3,496,169	2,339,357
	American Express Co.	13,899,199	2,292,673

		Shares	Market Value ($000)
	Citigroup Inc.	45,218,561	2,120,298
*	PayPal Holdings Inc.	26,413,561	2,005,846
	Progressive Corp.	13,655,497	1,953,555
	Marsh & McLennan Cos. Inc.	11,555,740	1,924,608
	Chubb Ltd.	9,690,263	1,881,655
	Charles Schwab Corp.	35,610,401	1,865,273
*	Fiserv Inc.	14,825,652	1,675,743
	CME Group Inc.	8,398,359	1,608,454
	Aon plc Class A (XNYS)	4,795,504	1,511,974
	Intercontinental Exchange Inc.	13,047,101	1,360,682
	PNC Financial Services Group Inc.	9,361,868	1,189,893
	US Bancorp	32,525,549	1,172,546
	Moody's Corp.	3,678,201	1,125,603
	Truist Financial Corp.	30,976,305	1,056,292
	MSCI Inc. Class A	1,866,714	1,044,781
	Arthur J Gallagher & Co.	4,951,923	947,352
	Travelers Cos. Inc.	5,395,652	924,869
	MetLife Inc.	15,387,577	891,556
	American International Group Inc.	17,346,478	873,569
	Capital One Financial Corp.	8,901,458	855,964
	Aflac Inc.	13,071,145	843,350
	Bank of New York Mellon Corp.	17,171,905	780,291
	Ameriprise Financial Inc.	2,458,125	753,415
	Fidelity National Information Services Inc.	13,852,965	752,632
	Prudential Financial Inc.	8,591,427	710,855
	Allstate Corp.	6,140,161	680,391
	State Street Corp.	8,148,686	616,774
	Discover Financial Services	6,232,547	616,025
	Global Payments Inc.	5,687,060	598,506
	T Rowe Price Group Inc.	5,236,206	591,168
*	Arch Capital Group Ltd.	8,635,419	586,086
	Willis Towers Watson plc	2,491,781	579,040
	Hartford Financial Services Group Inc.	7,357,304	512,731
	M&T Bank Corp.	3,952,275	472,574
	Nasdaq Inc.	7,913,929	432,655
	Northern Trust Corp.	4,865,784	428,822
	Fifth Third Bancorp	15,954,231	425,021
	Raymond James Financial Inc.	4,524,808	422,029
	Cincinnati Financial Corp.	3,669,695	411,299
	Regions Financial Corp.	21,806,871	404,736
	Principal Financial Group Inc.	5,312,614	394,833
	Huntington Bancshares Inc.	33,689,944	377,327
	FactSet Research Systems Inc.	892,943	370,652
*	FleetCor Technologies Inc.	1,722,297	363,146
	Citizens Financial Group Inc.	11,497,706	349,185
	MarketAxess Holdings Inc.	879,068	343,971
	Cboe Global Markets Inc.	2,478,402	332,701
	Everest Re Group Ltd.	914,901	327,553
	Brown & Brown Inc.	5,487,630	315,100
	Synchrony Financial	10,209,807	296,901
	W R Berkley Corp.	4,752,750	295,906
	KeyCorp.	21,787,551	272,780
	Loews Corp.	4,554,703	264,264
	Jack Henry & Associates Inc.	1,704,035	256,832
	Globe Life Inc.	2,112,224	232,387
	Franklin Resources Inc.	6,657,006	179,340
	Invesco Ltd.	10,620,386	174,174
	Assurant Inc.	1,231,340	147,847

		Shares	Market Value ($000)
	Comerica Inc.	3,058,095	132,782
	Zions Bancorp NA	3,488,305	104,405
	Lincoln National Corp.	3,590,815	80,686
[1]	First Republic Bank	4,337,228	60,678
[1]	Signature Bank	464,157	85
			103,168,188
Health Care (14.2%)
	UnitedHealth Group Inc.	21,813,753	10,308,961
	Johnson & Johnson	61,038,708	9,461,000
	AbbVie Inc.	41,287,630	6,580,010
	Eli Lilly & Co.	18,412,055	6,323,068
	Merck & Co. Inc.	59,192,086	6,297,446
	Pfizer Inc.	131,050,191	5,346,848
	Thermo Fisher Scientific Inc.	9,156,409	5,277,479
	Abbott Laboratories	40,706,341	4,121,924
	Danaher Corp.	15,302,973	3,856,961
	Bristol-Myers Squibb Co.	49,637,813	3,440,397
	Amgen Inc.	12,466,376	3,013,746
	Elevance Health Inc.	5,575,755	2,563,788
	Medtronic plc	31,054,886	2,503,645
	Gilead Sciences Inc.	29,113,067	2,415,511
	Stryker Corp.	7,871,365	2,247,039
	CVS Health Corp.	29,979,989	2,227,813
*	Intuitive Surgical Inc.	8,180,415	2,089,851
*	Regeneron Pharmaceuticals Inc.	2,509,833	2,062,254
*	Vertex Pharmaceuticals Inc.	6,002,103	1,891,083
	Zoetis Inc.	10,881,012	1,811,036
	Cigna Group	6,973,217	1,781,866
*	Boston Scientific Corp.	33,440,003	1,673,003
	Becton Dickinson and Co.	6,628,165	1,640,736
	Humana Inc.	2,917,715	1,416,434
	HCA Healthcare Inc.	4,950,268	1,305,287
*	Edwards Lifesciences Corp.	14,434,200	1,194,141
*	Moderna Inc.	7,713,508	1,184,641
	McKesson Corp.	3,197,254	1,138,382
*	DexCom Inc.	9,021,319	1,048,097
*	IDEXX Laboratories Inc.	1,933,516	966,913
	Agilent Technologies Inc.	6,907,266	955,551
*	Biogen Inc.	3,361,801	934,681
*	IQVIA Holdings Inc.	4,335,454	862,278
*	Illumina Inc.	3,672,346	854,004
*	Centene Corp.	12,858,576	812,791
*	Mettler-Toledo International Inc.	516,008	789,601
	ResMed Inc.	3,429,790	751,090
*	GE Healthcare Inc.	8,476,997	695,368
	Zimmer Biomet Holdings Inc.	4,899,368	632,998
	AmerisourceBergen Corp. Class A	3,777,914	604,882
	West Pharmaceutical Services Inc.	1,728,312	598,808
*	Align Technology Inc.	1,695,967	566,690
*	Insulet Corp.	1,623,546	517,846
	Baxter International Inc.	11,781,915	477,874
	Laboratory Corp. of America Holdings	2,068,458	474,546
*	Hologic Inc.	5,753,241	464,286
	Cardinal Health Inc.	6,015,193	454,147
	STERIS plc	2,317,868	443,362
	Cooper Cos. Inc.	1,152,324	430,232
*	Waters Corp.	1,386,901	429,426
	PerkinElmer Inc.	2,949,066	392,992

		Shares	Market Value ($000)
	Quest Diagnostics Inc.	2,591,459	366,640
*	Molina Healthcare Inc.	1,363,567	364,740
*	Incyte Corp.	4,320,585	312,249
	Teleflex Inc.	1,095,055	277,388
*	Catalent Inc.	4,204,179	276,257
	Viatris Inc.	28,331,776	272,552
	Bio-Techne Corp.	3,671,558	272,393
*	Henry Schein Inc.	3,164,552	258,038
*	Bio-Rad Laboratories Inc. Class A	502,693	240,800
*	Charles River Laboratories International Inc.	1,187,832	239,728
	DENTSPLY SIRONA Inc.	5,023,546	197,325
	Universal Health Services Inc. Class B	1,498,494	190,459
	Organon & Co.	5,946,381	139,859
*	DaVita Inc.	1,279,771	103,802
[2]	ABIOMED Inc. CVR	180	—
			113,845,043
Industrials (8.6%)
	Raytheon Technologies Corp.	34,201,846	3,349,387
	United Parcel Service Inc. Class B (XNYS)	17,039,124	3,305,420
	Honeywell International Inc.	15,598,717	2,981,227
	Union Pacific Corp.	14,285,194	2,875,038
*	Boeing Co.	13,128,669	2,788,923
	Caterpillar Inc.	12,149,716	2,780,341
	Deere & Co.	6,313,165	2,606,580
	General Electric Co.	25,430,950	2,431,199
	Lockheed Martin Corp.	5,129,767	2,424,995
	Automatic Data Processing Inc.	9,673,703	2,153,657
	Eaton Corp. plc	9,284,781	1,590,854
	Illinois Tool Works Inc.	6,481,262	1,577,863
	Northrop Grumman Corp.	3,358,819	1,550,834
	CSX Corp.	49,084,108	1,469,578
	Waste Management Inc.	8,671,394	1,414,911
	3M Co.	12,852,133	1,350,888
	FedEx Corp.	5,421,532	1,238,766
	General Dynamics Corp.	5,254,008	1,199,017
	Emerson Electric Co.	13,340,406	1,162,483
	Norfolk Southern Corp.	5,317,932	1,127,402
	Parker-Hannifin Corp.	2,994,470	1,006,471
	Trane Technologies plc	5,347,873	983,902
	Johnson Controls International plc	16,042,051	966,052
	Cintas Corp.	2,016,710	933,091
	TransDigm Group Inc.	1,210,851	892,458
	PACCAR Inc.	12,186,587	892,058
	Carrier Global Corp.	19,474,545	890,960
	L3Harris Technologies Inc.	4,445,178	872,322
	Paychex Inc.	7,489,900	858,268
	Otis Worldwide Corp.	9,685,740	817,477
	Cummins Inc.	3,298,834	788,026
	Rockwell Automation Inc.	2,679,608	786,331
	AMETEK Inc.	5,361,661	779,210
*	Copart Inc.	10,008,136	752,712
	WW Grainger Inc.	1,049,810	723,120
	Old Dominion Freight Line Inc.	2,115,124	720,919
	Fastenal Co.	13,327,035	718,860
	Verisk Analytics Inc. Class A	3,651,128	700,505
*	CoStar Group Inc.	9,494,756	653,714
	Republic Services Inc. Class A	4,795,417	648,436
	United Rentals Inc.	1,619,282	640,847

		Shares	Market Value ($000)
	Equifax Inc.	2,859,941	580,110
	Fortive Corp.	8,238,469	561,616
	Quanta Services Inc.	3,336,135	555,934
	Ingersoll Rand Inc. (XYNS)	9,453,340	549,995
*	Delta Air Lines Inc.	14,970,933	522,785
	Dover Corp.	3,261,545	495,559
	Southwest Airlines Co.	13,874,766	451,485
	Xylem Inc.	4,208,063	440,584
	Westinghouse Air Brake Technologies Corp.	4,245,993	429,100
	Expeditors International of Washington Inc.	3,715,732	409,176
	IDEX Corp.	1,760,780	406,793
	Broadridge Financial Solutions Inc.	2,747,607	402,717
	Howmet Aerospace Inc.	8,596,206	364,221
	Jacobs Solutions Inc.	2,958,327	347,633
	Textron Inc.	4,875,252	344,339
	JB Hunt Transport Services Inc.	1,937,679	339,985
*	United Airlines Holdings Inc.	7,632,388	337,733
	Snap-on Inc.	1,240,396	306,241
	Leidos Holdings Inc.	3,191,041	293,767
	Nordson Corp.	1,255,804	279,115
	Stanley Black & Decker Inc.	3,456,936	278,560
	CH Robinson Worldwide Inc.	2,745,811	272,851
	Masco Corp.	5,261,976	261,626
*	American Airlines Group Inc.	15,188,498	224,030
	Allegion plc	2,050,398	218,839
	Pentair plc	3,840,154	212,245
	A O Smith Corp.	2,962,172	204,834
	Rollins Inc.	5,404,675	202,838
	Robert Half International Inc.	2,514,299	202,577
	Huntington Ingalls Industries Inc.	929,320	192,388
*	Generac Holdings Inc.	1,479,609	159,813
*	Alaska Air Group Inc.	2,977,455	124,934
			69,379,525
Information Technology (26.0%)
	Apple Inc.	347,224,056	57,257,247
	Microsoft Corp.	173,786,331	50,102,599
	NVIDIA Corp.	57,432,696	15,953,080
	Broadcom Inc.	9,755,859	6,258,774
	Cisco Systems Inc.	95,910,195	5,013,705
*	Salesforce Inc.	23,346,272	4,664,118
	Accenture plc Class A	14,702,173	4,202,028
*	Adobe Inc.	10,688,148	4,118,892
	Texas Instruments Inc.	21,156,874	3,935,390
*	Advanced Micro Devices Inc.	37,642,564	3,689,348
	Oracle Corp.	35,880,301	3,333,998
	QUALCOMM Inc.	26,031,212	3,321,062
	Intel Corp.	96,583,529	3,155,384
	Intuit Inc.	6,558,538	2,923,993
	International Business Machines Corp.	21,108,115	2,767,063
	Applied Materials Inc.	19,683,177	2,417,685
	Analog Devices Inc.	11,833,548	2,333,812
*	ServiceNow Inc.	4,739,258	2,202,428
	Lam Research Corp.	3,150,233	1,670,001
	Micron Technology Inc.	25,475,072	1,537,166
*	Synopsys Inc.	3,558,462	1,374,456
*	Cadence Design Systems Inc.	6,404,233	1,345,465
	KLA Corp.	3,233,069	1,290,544
	Amphenol Corp. Class A	13,882,355	1,134,466

		Shares	Market Value ($000)
	NXP Semiconductors NV	6,049,852	1,128,146
	Motorola Solutions Inc.	3,903,818	1,116,999
	Roper Technologies Inc.	2,475,934	1,091,119
	Microchip Technology Inc.	12,789,167	1,071,476
*	Autodesk Inc.	5,037,338	1,048,572
*	Fortinet Inc.	15,138,299	1,006,091
*	Arista Networks Inc.	5,778,637	970,002
	TE Connectivity Ltd.	7,388,232	968,967
*	ON Semiconductor Corp.	10,084,852	830,185
	Cognizant Technology Solutions Corp. Class A	11,883,319	724,051
*	ANSYS Inc.	2,033,735	676,827
*	Keysight Technologies Inc.	4,163,157	672,267
*	Enphase Energy Inc.	3,173,249	667,271
	Corning Inc.	17,771,948	626,994
	CDW Corp.	3,160,907	616,029
*	Gartner Inc.	1,845,028	601,055
	HP Inc.	20,177,447	592,208
	Monolithic Power Systems Inc.	1,044,716	522,922
*	First Solar Inc.	2,314,559	503,417
*	Teledyne Technologies Inc.	1,094,353	489,570
	Hewlett Packard Enterprise Co.	29,924,463	476,697
*	VeriSign Inc.	2,138,864	452,006
	Skyworks Solutions Inc.	3,711,408	437,872
*	Fair Isaac Corp.	586,784	412,327
*	EPAM Systems Inc.	1,342,721	401,474
*	SolarEdge Technologies Inc.	1,304,900	396,624
	Teradyne Inc.	3,636,908	391,004
*	Zebra Technologies Corp. Class A	1,205,320	383,292
*	Tyler Technologies Inc.	972,600	344,923
*	Paycom Software Inc.	1,125,610	342,197
	NetApp Inc.	5,032,303	321,313
*	PTC Inc.	2,484,860	318,634
*	Trimble Inc.	5,757,507	301,808
	Seagate Technology Holdings plc	4,486,740	296,663
*	Akamai Technologies Inc.	3,670,888	287,430
*	Western Digital Corp.	7,454,303	280,804
*	Ceridian HCM Holding Inc.	3,591,611	262,978
	Juniper Networks Inc.	7,557,895	260,143
*	Qorvo Inc.	2,331,986	236,860
	Gen Digital Inc. (XNGS)	13,279,633	227,878
*	F5 Inc.	1,403,584	204,488
*	DXC Technology Co.	5,315,408	135,862
			209,100,149
Materials (2.6%)
	Linde plc	11,499,021	4,087,212
	Air Products and Chemicals Inc.	5,184,893	1,489,153
	Freeport-McMoRan Inc.	33,369,567	1,365,149
	Sherwin-Williams Co.	5,505,643	1,237,503
	Corteva Inc.	16,642,053	1,003,682
	Ecolab Inc.	5,785,213	957,626
	Nucor Corp.	5,906,670	912,403
	Newmont Corp.	18,531,016	908,390
	Dow Inc.	16,456,298	902,134
	DuPont de Nemours Inc.	10,696,400	767,681
	PPG Industries Inc.	5,486,867	732,936
	Albemarle Corp.	2,735,085	604,563
	LyondellBasell Industries NV Class A	5,929,749	556,744
	International Flavors & Fragrances Inc.	5,952,293	547,373

		Shares	Market Value ($000)
	Vulcan Materials Co.	3,102,839	532,323
	Martin Marietta Materials Inc.	1,449,545	514,676
	Steel Dynamics Inc.	3,894,111	440,268
	Ball Corp.	7,329,176	403,911
	Amcor plc	34,676,000	394,613
	Mosaic Co.	7,948,843	364,693
	FMC Corp.	2,941,716	359,272
	Avery Dennison Corp.	1,890,357	338,242
	CF Industries Holdings Inc.	4,581,171	332,089
	Packaging Corp. of America	2,160,398	299,928
	International Paper Co.	8,303,632	299,429
	Celanese Corp. Class A	2,326,829	253,368
	Eastman Chemical Co.	2,773,356	233,905
	Westrock Co.	5,945,477	181,159
	Sealed Air Corp.	3,377,150	155,045
			21,175,470
Real Estate (2.5%)
	Prologis Inc.	21,550,705	2,688,881
	American Tower Corp.	10,870,267	2,221,230
	Equinix Inc.	2,160,420	1,557,749
	Crown Castle Inc.	10,108,963	1,352,984
	Public Storage	3,690,521	1,115,054
	Realty Income Corp.	14,642,410	927,157
	Simon Property Group Inc.	7,633,081	854,676
	Welltower Inc.	11,031,755	790,867
	VICI Properties Inc. Class A	20,782,529	677,926
	Digital Realty Trust Inc.	6,712,495	659,905
	SBA Communications Corp. Class A	2,520,641	658,064
	AvalonBay Communities Inc.	3,266,089	548,899
*	CBRE Group Inc. Class A	7,375,962	537,044
	Weyerhaeuser Co.	17,108,762	515,487
	Extra Space Storage Inc.	3,126,619	509,420
	Equity Residential	7,951,508	477,090
	Alexandria Real Estate Equities Inc.	3,677,162	461,815
	Invitation Homes Inc.	13,560,792	423,504
	Mid-America Apartment Communities Inc.	2,696,263	407,244
	Ventas Inc.	9,338,901	404,841
	Iron Mountain Inc.	6,789,191	359,216
	Essex Property Trust Inc.	1,508,108	315,406
	UDR Inc.	7,219,635	296,438
	Kimco Realty Corp.	14,438,248	281,979
	Healthpeak Properties Inc.	12,764,340	280,433
	Host Hotels & Resorts Inc.	16,679,327	275,042
	Camden Property Trust	2,571,015	269,545
	Regency Centers Corp.	3,595,478	219,971
	Boston Properties Inc.	3,330,401	180,241
	Federal Realty Investment Trust	1,709,244	168,925
			20,437,033
Utilities (2.9%)
	NextEra Energy Inc.	46,393,016	3,575,974
	Southern Co.	25,416,508	1,768,480
	Duke Energy Corp.	17,976,933	1,734,235
	Sempra Energy (XNYS)	7,338,595	1,109,302
	American Electric Power Co. Inc.	11,996,719	1,091,581
	Dominion Energy Inc.	19,453,461	1,087,643
	Exelon Corp.	23,200,257	971,859
	Xcel Energy Inc.	12,776,539	861,650

		Shares	Market Value ($000)
	Consolidated Edison Inc.	8,285,112	792,637
	Public Service Enterprise Group Inc.	11,648,948	727,477
	WEC Energy Group Inc.	7,364,366	698,068
	American Water Works Co. Inc.	4,505,166	659,962
	Eversource Energy	8,131,576	636,377
	Edison International	8,915,183	629,323
*	PG&E Corp.	37,588,802	607,811
	Constellation Energy Corp.	7,634,676	599,322
	Ameren Corp.	6,035,796	521,432
	Entergy Corp.	4,750,584	511,828
	FirstEnergy Corp.	12,680,815	507,993
	DTE Energy Co.	4,523,177	495,469
	PPL Corp.	17,191,208	477,744
	CenterPoint Energy Inc.	14,697,782	432,997
	CMS Energy Corp.	6,799,948	417,381
	Atmos Energy Corp.	3,342,604	375,575
	AES Corp.	15,595,046	375,529
	Evergy Inc.	5,358,363	327,503
	Alliant Energy Corp.	5,859,556	312,900
	NiSource Inc.	9,479,940	265,059
	Pinnacle West Capital Corp.	2,641,354	209,301
	NRG Energy Inc.	5,380,649	184,502
			22,966,914
Total Common Stocks (Cost $525,706,588)			801,193,985
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.839% (Cost $2,102,343)	21,033,360	2,103,126
Total Investments (99.9%) (Cost $527,808,931)			803,297,111
Other Assets and Liabilities—Net (0.1%)			654,063
Net Assets (100%)			803,951,174
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $186,560,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $192,219,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	10,492	2,170,664	102,429

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Global Payments Inc.	8/31/23	BANA	14,734	(5.100)	—	(34)
Global Payments Inc.	8/31/23	BANA	14,734	(5.100)	—	(34)
Global Payments Inc.	8/31/23	BANA	10,524	(5.100)	—	(24)
Global Payments Inc.	8/31/23	BANA	7,893	(5.100)	—	(18)
Goldman Sachs Group Inc.	8/30/24	BANA	157,013	(5.250)	438	—
Goldman Sachs Group Inc.	8/30/24	BANA	55,936	(5.250)	156	—
Kroger Co.	1/31/24	GSI	48,290	(4.720)	979	—
Lockheed Martin Corp.	8/31/23	BANA	42,546	(4.650)	100	—
Lockheed Martin Corp.	8/31/23	BANA	40,182	(4.650)	94	—
Netflix Inc.	8/31/23	BANA	34,548	(4.650)	—	(129)
VICI Properties Inc. Class A	8/31/23	BANA	86,443	(5.200)	636	—
Visa Inc. Class A	8/31/23	BANA	56,365	(4.550)	—	(102)
					2,403	(341)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	801,193,985	—	—	801,193,985
Temporary Cash Investments	2,103,126	—	—	2,103,126
Total	803,297,111	—	—	803,297,111
Derivative Financial Instruments
Assets
Futures Contracts[1]	102,429	—	—	102,429
Swap Contracts	—	2,403	—	2,403
Total	102,429	2,403	—	104,832
Liabilities
Swap Contracts	—	341	—	341
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.